Summary of Significant Accounting Policies (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling interests, carrying amounts, reclassified to permanent equity:
Limited partners' interests in the Operating Partnership	$ 953,622	$ 983,887
Nonredeemable noncontrolling deficit interests in properties, net	(59,000)	(180,915)
Total noncontrolling interests reflected in equity	$ 894,622	$ 802,972	$ 724,825